Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Of Cash Flows [Abstract]
Cash and cash equivalents	$ 16,237,000	$ 16,103,000	$ 8,207,000
Restricted Cash	$ 20,800,000	$ 20,900,000	$ 0